Acquisition of Caring Brands, Inc., a Florida Corporation – a Related Party	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition of Caring Brands, Inc., a Florida Corporation – a Related Party

Note 9 - Acquisition of Caring Brands, Inc., a Florida Corporation – a Related Party

On September 24, 2024, the Successor entered into a separation and exchange agreement with Safety Shot, Inc., a related part, (“Shot”) pursuant to which, Shot exchanged its right, title and interest in and to Caring Brands, Inc., a Florida corporation (the “Predecessor”), free and clear of all liens and encumbrances, and in exchange thereof, the Successor paid no cash or other asset consideration; however, the Successor agreed to assume all future obligations of the Predecessor. The separation has been accounted for as a related party transaction in which the assets and liabilities are recorded at their respective historical value. The assets and liabilities assumed in the transaction are as follows:

Cash	$132,650
Prepaid expenses	48,175
Total Assets	180,825

Accounts payable	$160,167
Accrued liabilities	7,885
Intercompany debt	657,311
Total liabilities	825,363

Net book value	$(644,538)

The following unaudited pro forma statement of operations for the year ended December 31, 2024, reflects the separation pursuant to the Separation Agreement, as if it occurred on January 1, 2024.

			Pro Forma
	Successor	Predecessor	Adjustments	Pro Forma

Revenue	$465	$-	$-	$465
Cost of revenue	2,072	-	-	2,072
Gross profit	(1,607)	-	-	(1,607)
Operating expenses	871,214	654,573	-	1,525,787
Interest expense (income)	(10,030)	67	-	(9,963)
Net Income (loss)	$(862,791)	$(654,640)	$-	$(1,517,431)